Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 13. INCOME TAXES

The Company recognized an income tax expense of $4.0 million for the three months ended June 30, 2026 (Successor) and an income tax benefit of $3.0 million and $0.0 million for the period from March 4, 2026 through June 30, 2026 (Successor) and the period from January 1, 2026 through March 3, 2026 (Predecessor), respectively.

The Company recognized an income tax expense of $1.0 million and $1.0 million for the three and six months ended June 30, 2025 (Predecessor), respectively.

In calculating the provision for income taxes on an interim basis, the Company uses an estimate of the annual effective tax rate based upon currently known facts and circumstances and applies that rate to its year-to-date earnings or losses. The tax effect of discrete items, such as changes in estimates, changes in enacted tax laws or rates or tax status, and unusual or infrequently occurring events, is recognized in the interim period in which the discrete item occurs. The accounting estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as the result of new judicial interpretations or regulatory or tax law changes. The Company’s interim effective tax rate, inclusive of any discrete items, was 20.67% for the period from March 4, 2026 through June 30, 2026 (Successor). The Company’s effective income tax rate differs from the U.S. statutory rate primarily because the income attributable to the non-controlling interest is pass-through income not subject to U.S. federal income tax within the entities included in the Company’s condensed consolidated financial statements.

Our Predecessor, PIH, was a limited liability company treated as a partnership for U.S. federal income tax purposes and, therefore, has not been subject to U.S. federal or state and local income tax at an entity level. As a result, the consolidated net income or loss in our historical financial statements for periods prior to the Business Combination does not reflect the income tax expense or benefit we would have incurred if we were subject to U.S. federal or state and local income tax at an entity level during those periods. After the Business Combination, the Company is organized in an Up-C structure in which substantially all assets and operations of PIH are held indirectly through Opco. Also on the Closing Date, the Company acquired all of the issued and outstanding equity interests of EQVR, a Delaware limited liability company, through a series of transactions, whereas EQVR was ultimately contributed down to Opco in exchange for shares of the Company. Refer to Note 3 — Business Combinations for further discussion on the EQVR Acquisition. After the Business Combination, all assets and operations of EQVR are held indirectly through Opco.

The Company holds the managing member interest in Opco. Opco is a partnership for U.S. federal income tax purposes and, as such, is not subject to U.S. federal income tax. Instead, taxable income is allocated to its members, including the Company, and any taxable income of Opco is reported in the respective tax returns of its partners. The Company is subject to U.S. federal and state and local income taxes as a corporation after the Business Combination. The Company had no activity or holdings prior to the Business Combination.

In connection with the Business Combination, the Company recorded an opening deferred tax liability of $2.9 million. The deferred tax liability consists of differences between the Company’s outside basis in its investment in Opco, transaction costs, and the earnout liability. The Company recorded a deferred tax benefit of $3.1 million during the period from March 4, 2026 through June 30, 2026 (Successor), resulting in a deferred tax asset of $0.2 million as of June 30, 2026. As of December 31, 2025, there were no deferred taxes.

The Company recognizes deferred tax assets to the extent it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations. Based on these factors, we determined that the deferred tax assets are more likely than not to be realized.

As of both June 30, 2026 and December 31, 2025, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.